Bank Owned Life Insurance and Annuities (Summary of Changes in Cash Value of BOLI and Annuities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance	$ 14,631	$ 14,905
Earnings	301	324
Premiums on existing policies	40	53	$ 54
Annuity payments received			(34)
Net proceeds from life insurance claim		(651)
Balance	14,972	14,631	14,905
Life Insurance [Member]
Balance	14,198	14,500
Earnings	285	309
Premiums on existing policies	27	40
Net proceeds from life insurance claim		(651)
Balance	14,510	14,198	14,500
Deferred Annuities [Member]
Balance	433	405
Earnings	16	15
Premiums on existing policies	13	13
Balance	$ 462	$ 433	$ 405